STATEMENTS OF CONSOLIDATED CASH FLOWS (Parenthetical) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Statement Of Cash Flows Line Items
Penalty	€ 910
Number of shares to be delivered | shares	7,000,000
Value of shares to be delivered recorded as financial indemnity expense	€ 7,357
Term Deposits [Member]
Statement Of Cash Flows Line Items
Current financial assets	12,500
Convertible notes to NEGMA
Statement Of Cash Flows Line Items
Damages	€ 378
Number of shares to be delivered | shares	2,050,000
Value of shares to be delivered recorded as financial indemnity expense	€ 1,394